Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reconciliation of the statutory federal income tax rate and the effective tax rate
Statutory federal income tax rate	35.00%	35.00%	35.00%
State taxes, net of federal benefit	1.70%	1.70%	0.70%
Other, net	0.20%	0.10%
Effective tax rate	36.90%	36.80%	35.70%